UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period November 16, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 14, 2022

Commission File Number of securitizer:          Not Applicable

Central Index Key Number of securitizer: 0001899936

Palisades Depositor I, LLC
Jack L. Macdowell
Telephone (512) 361-2023

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Palisades Depositor I, LLC (the “Securitizer”) hereby makes its quarterly filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1(c)(2)(i), Palisades Depositor I, LLC has indicated by check mark that there is no activity to report for the quarterly period

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2022

Palisades Depositor I, LLC
By: Aero Credit Opportunities Fund II, LP, its sole member
By: Palisades Investments Partners III, LLC, its general partner

By:	/s/ Jack L. Macdowell
Name: Jack L. Macdowell
Title: Chief Investment Officer